Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38638
Entity Registrant Name	NIO Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Building 19, No. 1355, Caobao Road
Entity Address, Address Line Two	Minhang
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Document Accounting Standard	U.S. GAAP
Entity Emerging Growth Company	false
Entity Central Index Key	0001736541
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	Shanghai, the People’s Republic of China
Business Contact
Contact Personnel Name	Wei Feng
Entity Address, Address Line One	Building 19, No. 1355, Caobao Road
Entity Address, Address Line Two	Minhang
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Contact Personnel Email Address	ir@nio.com
City Area Code	86
Local Phone Number	21-6908 2018
American Depositary Shares
Title of 12(b) Security	American depositary shares (each representing one Class A ordinary share),par value US$0.00025 per share
Security Exchange Name	NYSE
Trading Symbol	NIO
Class A Ordinary Shares
Title of 12(b) Security	Class A ordinary shares, par value US$0.00025 per share
Entity Common Stock, Shares Outstanding	1,932,063,749
Trading Symbol	NIO
Class C Ordinary Shares
Entity Common Stock, Shares Outstanding	148,500,000